Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Profit or loss [abstract]
Sales	$ 170,519	$ 170,039
Cost of sales
Production costs	62,461	59,144
Mineral resource taxes	4,864	4,764
Depreciation and amortization	19,997	18,247
Cost of sales	87,322	82,155
Gross profit	83,197	87,884
General and administrative	19,427	18,685
Government fees and other taxes	2,699	2,971
Foreign exchange (gain) loss	(1,361)	1,628
Loss on disposal of plant and equipment	401	329
Gain on disposal of NSR		(4,320)
Share of loss in associate	330	700
Dilution gain on investment in associate		(822)
Reclassification of other comprehensive loss upon ownership dilution of investment in associate		18
Impairment reversal of investment in associate	(1,899)	(4,714)
Impairment reversal of mineral rights and properties	(7,279)
Other expense (income)	806	(2,016)
Income from operations	70,073	75,425
Finance income	3,476	2,839
Finance costs	(631)	(449)
Income before income taxes	72,918	77,815
Income tax expense	20,871	18,919
Net income	52,047	58,896
Attributable to:
Equity holders of the Company	39,724	46,994
Non-controlling interests	12,323	11,902
Net income	$ 52,047	$ 58,896
Earnings per share attributable to the equity holders of the Company
Basic earnings per share	$ 0.24	$ 0.28
Diluted earnings per share	$ 0.23	$ 0.27
Weighted Average Number of Shares Outstanding - Basic	168,483,412	167,848,117
Weighted Average Number of Shares Outstanding - Diluted	170,386,993	171,405,904